Ecofin Sustainable and Social Impact Term Fund
Consolidated Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 40.3%	Shares	Value
Australia Other - 1.8%
Atlas Arteria Ltd.	992,726	$3,484,472

Canada Renewables - 0.9%
Innergex Renewable Energy, Inc.	294,405	1,833,049

France Other - 0.9%
Vinci SA	13,906	1,779,506

France Power - 0.6%
Engie SA	70,301	1,127,260

Germany Power - 2.6%
E.ON SE	226,946	2,896,797
RWE AG	68,204	2,285,163
		5,181,960

Hong Kong Solar - 0.3%
Xinyi Energy Holdings Ltd.	4,755,664	662,070

Hong Kong Transportation/Storage - 0.7%
China Suntien Green Energy Corp. Ltd.	3,704,242	1,409,878

Italy Power - 6.3%
ENAV SpA	862,491	3,022,130
Enel SpA	512,946	3,261,490
Iren SpA	1,215,003	2,392,607
Terna SpA	447,937	3,507,041
		12,183,268

Portugal Power - 1.8%
EDP - Energias de Portugal SA	902,432	3,588,309

Spain Other - 1.8%
Ferrovial SE	93,777	3,511,925

Spain Power - 1.1%
Iberdrola SA	195,181	2,240,308

United Kingdom Power - 4.6%
National Grid Plc	300,253	3,932,245
SSE Plc	245,414	5,035,603
		8,967,848

United Kingdom Renewable Infrastructure - 0.6%
Greencoat UK Wind Plc	703,747	1,210,814

United States Natural Gas/Natural Gas Liquids Pipelines - 4.4%
Cheniere Energy, Inc.	15,047	2,335,294
NextDecade Corp.(a)	75,000	344,250
Targa Resources Corp.	29,709	2,918,612
The Williams Companies, Inc.	85,577	3,075,638
		8,673,794

United States Power - 7.4%
Ameren Corp.	20,040	1,426,648
American Electric Power Co., Inc.	63,582	5,416,550
Atlantica Sustainable Infrastructure Plc	111,711	2,006,330
Edison International	22,360	1,520,927
Exelon Corp.	56,926	2,040,228
Vistra Corp.	40,770	2,223,596
		14,634,279

United States Renewables - 3.5%
Dominion Energy, Inc.	48,224	2,306,554
NextEra Energy Partners LP	73,335	2,014,512
NextEra Energy, Inc.	45,491	2,510,648
		6,831,714

United States Utilities - 1.0%
Essential Utilities, Inc.	58,349	2,029,378
TOTAL COMMON STOCKS (Cost $90,325,760)		79,349,832

PRIVATE INVESTMENTS - 25.4%	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 1.5%
Mexico Pacific Limited LLC (MLP) Series A(b)(c)	135,180	2,966,390

United States Power - 5.3%
One Energy(b)(c)	20,997	10,473,514

United States Renewables - 18.6%
Renewable Holdco I, LLC(b)(c)(d)	N/A	6,907,194
Renewable Holdco, LLC(b)(c)(d)	N/A	18,095,380
Renewable Holdco, LLC(b)(c)(d)	N/A	11,399,691
		36,402,265
TOTAL PRIVATE INVESTMENTS (Cost $52,258,328)		49,842,169

CORPORATE BONDS - 16.7%	Principal Amount	Value
United States Healthcare - 1.8%
315/333 West Dawson Associates SUB 144A NT, 11.00%, 01/31/2026 (c)	3,770,000	3,599,283

United States Project Finance - 6.7%
C2NC Holdings
13.00%, 05/01/2027	10,445,000	10,862,800
14.50%, 05/01/2027 (e)	2,110,000	2,194,400
		13,057,200

United States Senior Living - 8.2%
Ativo Albuquerque LLC, 12.00%, 01/01/2028 (c)	2,032,000	2,136,745
Contour Propco 1735 S MISSION SUB 144A NT, 11.00%, 10/01/2025 (b)(c)(f)	5,715,000	4,028,469
Dove Mountain Residences LLC
16.00%, 02/01/2026 (c)	1,116,447	1,062,973
11.00%, 02/01/2026 (c)	1,050,000	1,003,054
Drumlin Reserve Property LLC, 10.00%, 10/02/2025 (c)	1,705,311	1,696,160
JW Living Smithville Urban Ren Sub Global 144A 27, 11.75%, 06/01/2027 (c)	3,890,000	3,958,080
Realco Perry Hall MD LLC/OPCO Sub 144A NT, 10.00%, 10/01/2024 (c)	2,198,000	2,191,946
		16,077,427
TOTAL CORPORATE BONDS (Cost $33,947,641)		32,733,910

MUNICIPAL BONDS - 15.5%	Principal Amount	Value
Arizona - 0.1%
Maricopa County Industrial Development Authority, 11.00%, 07/01/2033	138,000	130,378

Florida - 1.9%
Florida Development Finance Corp.
10.00%, 07/01/2025 (e)	445,000	422,750
11.00%, 08/01/2032 (e)	320,000	308,595
10.25%, 11/01/2057	3,110,000	2,975,647
		3,706,992

Oregon - 2.0%
Oregon State Facilities Authority
8.00%, 12/15/2053 (g)	3,100,000	3,037,835
12.00%, 12/15/2053 (h)	950,000	955,650
		3,993,485

Pennsylvania - 0.2%
Pennsylvania Economic Development Financing Authority, 14.00%, 12/01/2027 (e)	405,000	404,584

South Carolina - 4.4%
South Carolina Jobs-Economic Development Authority
7.50%, 03/15/2030 (e)(g)	3,850,000	3,723,523
11.00%, 03/15/2030 (e)(h)	575,000	569,553
7.60%, 03/15/2033 (e)	4,080,000	3,903,467
11.00%, 03/15/2033 (e)	375,000	357,712
		8,554,255

Wisconsin - 6.9%
Public Finance Authority
7.50%, 06/01/2029 (e)	8,925,000	8,718,262
10.00%, 09/01/2031	525,000	438,154
10.00%, 09/01/2031 (e)	145,000	134,037
11.00%, 01/15/2033 (h)	405,000	404,121
11.00%, 02/01/2033	936,000	935,602
8.35%, 12/15/2033 (e)	2,355,000	2,254,228
12.00%, 12/15/2033 (e)	530,000	519,793
11.00%, 06/30/2034	330,000	323,039
		13,727,236
TOTAL MUNICIPAL BONDS (Cost $30,676,887)		30,516,930

PRIVATE NOTES - 7.0%	Principal Amount	Value
Bermuda Renewables - 2.0%
Saturn Solar Bermuda 1 Ltd., 10.00%, 12/31/2024 (b)(c)	3,510,000	3,866,967

United States Water Equipment & Services - 5.0%
EF WWW HOLDINGS LLC, 10.50%, 09/30/2026 (b)(c)	9,600,000	9,792,000
TOTAL PRIVATE NOTES (Cost $13,378,904)		13,658,967

MASTER LIMITED PARTNERSHIPS - 5.6%	Units	Value
United States Natural Gas/Natural Gas Liquids Pipelines - 3.3%
Energy Transfer LP	296,445	4,339,955
Enterprise Products Partners LP	76,409	2,097,427
		6,437,382

United States Refined Product Pipelines - 2.3%
MPLX LP	116,925	4,494,597
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,784,183)		10,931,979

BANK LOANS - 0.3%	Principal Amount	Value
United States Education - 0.3%
Village Charter School, Inc., 10.00%, 03/31/2024 (b)(i)	800,000	501,277
TOTAL BANK LOANS (Cost $800,000)		501,277

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(j)	521,886	521,886
TOTAL SHORT-TERM INVESTMENTS (Cost $521,886)		521,886

TOTAL INVESTMENTS - 111.1% (Cost $228,693,589)		$218,056,950
Other Assets in Excess of Liabilities - 0.7%		1,446,115
Credit Facility Borrowings - (11.8)%		(23,200,000)
TOTAL NET ASSETS - 100.0%		$196,303,065

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee.
(c)	Restricted securities have a total fair value of $83,177,846 which represents 42.4% of net assets as of February 29, 2024.
(d)	Deemed to be an affiliate of the fund.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $43,591,733 or 22.2% of the Fund’s net assets.

(f)	Issuer is currently in default.
(g)	Step coupon bond. The rate disclosed is as of February 29, 2024.
(h)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 29, 2024.

(i)	Security in forbearance at February 29, 2024.
(j)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 29, 2024:

Ecofin Sustainable and Social Impact Term Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$79,349,832	$–	$–	$79,349,832
Private Investments	–	–	49,842,169	49,842,169
Corporate Bonds:
United States Healthcare	–	3,599,283	–	3,599,283
United States Project Finance	–	13,057,200	–	13,057,200
United States Senior Living	–	12,048,958	4,028,469	16,077,427
Corporate Bonds - Total	–	28,705,441	4,028,469	32,733,910
Municipal Bonds	–	30,516,930	–	30,516,930
Private Notes	–	–	13,658,967	13,658,967
Master Limited Partnerships	10,931,979	–	–	10,931,979
Bank Loans	–	–	501,277	501,277
Money Market Funds	521,886	–	–	521,886
Total Assets	$90,803,697	$59,222,371	$68,030,882	$218,056,950

Refer to the Schedule of Investments for industry classifications.